Line of Credit and Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended			41 Months Ended
	Jun. 29, 2018	Jun. 28, 2017	Aug. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Oct. 05, 2017	Dec. 31, 2014
Line Of Credit Facility [Line Items]
Line of credit outstanding balance		$ 167,500	$ 120,000								$ 110,000
Repayment/prepaid of borrowings outstanding				$ 60,000
Prepayment premium percentage	0.50%					1.50%
Prepayment premium amount	$ 300					$ 1,400
Loss on modification and partial extinguishment of debt				1,536		1,702
Amortization of debt issuance costs				200	$ 300	700	$ 700	$ 100	$ 4,500
Unamortized debt issuance costs				400		$ 700			700
Debt instrument interest rate during the period						8.00%	9.00%
Line of credit facility, principal prepayment conditions			The agreement also requires prepayments in the case of certain events including asset sales in excess of $1 million, proceeds from an initial public offering ("IPO"), proceeds in excess of $1 million from an insurance settlement, or proceeds from a new debt agreement.
Proceeds from loan used to fund preferred stock dividend		50,400
Unamortized debt issuance costs						$ 1,800			1,800
Long-term debt balance				9,640		68,329	$ 107,344		68,329
Term Loan
Line Of Credit Facility [Line Items]
Line of credit outstanding balance	10,000	160,000	$ 115,000	$ 10,000		70,000	110,000		70,000		100,000
Repayment/prepaid of borrowings outstanding	$ 60,000					90,000
Debt instrument, maturity date				Aug. 16, 2021
Debt Instrument, interest payments				quarterly
Debt instrument interest rate during the period				6.80%
Revolving Line of Credit
Line Of Credit Facility [Line Items]
Line of credit outstanding balance		7,500	$ 5,000	$ 0		0	$ 0		0		$ 10,000
Debt instrument interest rate during the period				6.80%
Line of credit						1,500			1,500
Standby Letters of Credit
Line Of Credit Facility [Line Items]
Line of credit outstanding balance										$ 6,000
Standby letters of credit						6,000			$ 6,000
Modified Loan and Security Agreements
Line Of Credit Facility [Line Items]
Line of credit outstanding balance		$ 50,000
Prepayment premium amount						$ 1,400
Line of credit facility, principal prepayment conditions		The agreement also requires prepayments in the case of certain events including asset sales in excess of $1.0 million, proceeds from an IPO, proceeds in excess of $1.0 million from an insurance settlement, or proceeds from a new debt agreement.
London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Percentage of LIBOR floor rate		1.00%	1.00%			1.00%	1.00%		1.00%
Applicable margin rate		7.00%	8.00%			7.00%	8.00%
London Interbank Offered Rate (LIBOR) | Term Loan
Line Of Credit Facility [Line Items]
Percentage of LIBOR floor rate				2.30%		1.00%			1.00%
Applicable margin rate				4.50%		4.50%		3.70%
London Interbank Offered Rate (LIBOR) | Revolving Line of Credit
Line Of Credit Facility [Line Items]
Percentage of LIBOR floor rate				2.30%		1.00%			1.00%
Applicable margin rate				4.50%		4.50%		3.50%